JPMorgan U.S. Tech Leaders ETF
Schedule of Portfolio Investments as of March 31, 2024
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2024.

JPMorgan U.S. Tech Leaders ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.0%
Automobiles — 1.2%
Tesla, Inc. *	21,231	3,732,197
Banks — 0.9%
NU Holdings Ltd., Class A (Brazil) *	235,260	2,806,652
Broadline Retail — 5.1%
Amazon.com, Inc. *	67,772	12,224,713
MercadoLibre, Inc. (Brazil) *	2,484	3,755,709
		15,980,422
Capital Markets — 1.2%
Robinhood Markets, Inc., Class A *	187,513	3,774,637
Communications Equipment — 1.2%
Arista Networks, Inc. *	13,206	3,829,476
Electrical Equipment — 0.3%
Vicor Corp. *	28,846	1,103,071
Electronic Equipment, Instruments & Components — 0.7%
Jabil, Inc.	16,448	2,203,210
Entertainment — 5.0%
Netflix, Inc. *	18,123	11,006,642
Take-Two Interactive Software, Inc. *	31,556	4,685,750
		15,692,392
Ground Transportation — 2.6%
Uber Technologies, Inc. *	107,504	8,276,733
Health Care Technology — 1.6%
Veeva Systems, Inc., Class A *	22,174	5,137,494
Hotels, Restaurants & Leisure — 1.8%
Booking Holdings, Inc.	1,527	5,539,773
Interactive Media & Services — 8.4%
Alphabet, Inc., Class C *	63,244	9,629,531
Meta Platforms, Inc., Class A	35,003	16,996,757
		26,626,288
IT Services — 5.5%
MongoDB, Inc. *	13,618	4,883,959
Shopify, Inc., Class A (Canada) *	102,781	7,931,610
Snowflake, Inc., Class A *	28,077	4,537,243
		17,352,812
Media — 1.5%
Trade Desk, Inc. (The), Class A *	54,624	4,775,230
Semiconductors & Semiconductor Equipment — 28.6%
Advanced Micro Devices, Inc. *	67,674	12,214,480
ASML Holding NV (Registered), NYRS (Netherlands)	4,407	4,276,861
Astera Labs, Inc. *	7,710	572,005
Axcelis Technologies, Inc. *	5,920	660,198
Broadcom, Inc.	4,258	5,643,596
Credo Technology Group Holding Ltd. *	146,359	3,101,347

JPMorgan U.S. Tech Leaders ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Semiconductors & Semiconductor Equipment — continued
Entegris, Inc.	28,011	3,936,666
Lam Research Corp.	9,030	8,773,277
Marvell Technology, Inc.	56,752	4,022,582
Micron Technology, Inc.	60,594	7,143,427
MKS Instruments, Inc.	17,418	2,316,594
Monolithic Power Systems, Inc.	7,831	5,304,876
NVIDIA Corp.	19,540	17,655,563
Onto Innovation, Inc. *	10,849	1,964,537
Rambus, Inc. *	43,288	2,675,631
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	49,583	6,745,767
Universal Display Corp.	18,947	3,191,622
		90,199,029
Software — 31.9%
Adobe, Inc. *	12,361	6,237,361
Atlassian Corp., Class A *	16,556	3,230,241
Bill Holdings, Inc. *	33,844	2,325,760
Confluent, Inc., Class A *	147,426	4,499,441
Crowdstrike Holdings, Inc., Class A *	14,220	4,558,790
Datadog, Inc., Class A *	28,613	3,536,567
Elastic NV *	49,054	4,917,173
Gitlab, Inc., Class A *	53,533	3,122,044
HubSpot, Inc. *	10,518	6,590,158
Intuit, Inc.	6,687	4,346,550
Microsoft Corp.	11,277	4,744,459
Oracle Corp.	93,477	11,741,646
Palo Alto Networks, Inc. *	7,146	2,030,393
Procore Technologies, Inc. *	42,045	3,454,838
Salesforce, Inc.	30,187	9,091,721
ServiceNow, Inc. *	9,214	7,024,754
Synopsys, Inc. *	18,909	10,806,493
Unity Software, Inc. *	90,104	2,405,777
Workday, Inc., Class A *	22,484	6,132,511
		100,796,677
Specialized REITs — 0.3%
Equinix, Inc.	1,275	1,052,296
Technology Hardware, Storage & Peripherals — 1.2%
Super Micro Computer, Inc. *	3,815	3,853,264
Total Common Stocks (Cost $274,796,447)		312,731,653

JPMorgan U.S. Tech Leaders ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Short-Term Investments — 1.0%
Investment Companies — 1.0%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (a) (b) (Cost $3,027,005)	3,027,005	3,027,005
Total Investments — 100.0% (Cost $277,823,452)		315,758,658
Liabilities in Excess of Other Assets — (0.0)% ^		(18,757)
NET ASSETS — 100.0%		315,739,901

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
NYRS	New York Registry Shares
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2024.

JPMorgan U.S. Tech Leaders ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$315,758,658	$—	$—	$315,758,658

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers.

JPMorgan U.S. Tech Leaders ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended March 31, 2024
Security Description	Value at October 4, 2023(a)	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2024	Shares at March 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (b) (c)	$—	$542,025	$542,025	$—	$—	$—	—	$62	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (b) (c)	—	18,254,403	15,227,398	—	—	3,027,005	3,027,005	48,175	—
Total	$—	$18,796,428	$15,769,423	$—	$—	$3,027,005		$48,237	$—

(a)	Commencement of operations was October 4, 2023.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of March 31, 2024.